Description of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2016
Description of Business and Organization
Schedule of major subsidiaries and consolidated VIE

Major Subsidiaries	Abbreviation	Location
Xinwei Solar Engineering and Construction (Suzhou) Co., Ltd.	Xinwei Suzhou	China
Xinyu Xinwei New Energy Co., Ltd.	Xinyu Xinwei	China
Sinsin Renewable Investment Limited	Sinsin	Greece
Gonghe County Xinte Photovoltaic Co., Ltd.	Xinte	China
SPI Renewables Energy (Luxembourg) Private Limited Company S.a.r.l. (formerly known as CECEP Solar Energy (Luxembourg) Private Limited Company (S.a.r.l.)) and Italsolar S.r.l.	CECEP	Luxembourg, Italy
Solar Juice Pty Ltd.	Solar Juice	Australia
Solarbao E-commerce (HK) Limited	Solarbao E-commerce	Hong Kong
Jiangsu Solarbao Leasing Co., Ltd.	Jiangsu Solarbao	China
Yanhua Network Technology (Shanghai) Co., Ltd.	Yanhua Network	China
SPI Solar Japan G.K.	SPI Japan	Japan
Solar Power Inc UK Service Limited	SPI UK	United Kingdom

VIEs	Abbreviation	Location
Shanghai Meijv Network Technology Co., Ltd.	Meijv	China
Lv Neng Tao E-Commerce (Suzhou) Co., Ltd.	Lv Neng Tao	China

Schedule of consolidated financial statements of the VIE

December 31, 2016
ASSETS
Cash and cash equivalents	$1,661
Inventories, net	4
Prepaid expenses and other current assets	2,192
Other receivable, noncurrent	636
Property, plant and equipment, net	25

Total assets	$4,518

LIABILITIES
Accounts payable	$78
Accrued liabilities	1,222
Other current liabilities due to intra-group entities*	9,411
Other current liabilities	6,090

Total liabilities	$16,801

For the Year Ended December 31, 2016
Net sales	2,503
Net sales from intra-group entities	1,226
Net loss	(12,209)

For the Year Ended December 31, 2016
Net cash provided by operating activities	1,997
Net cash used in investing activities	(336)
Net cash provided by financing activities	—

*Other current liabilities due to intra-group entities represent the amounts due to the Company’s subsidiaries, which have been eliminated upon consolidation.